SEGMENT (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT
Summary of segment information after elimination of intercompany transactions

	Years Ended December 31,
	2020			2021			2022
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total revenues	8,664	1,532	10,196	11,247	1,538	12,785	10,655	3,207	13,862
EBITDA	736	(1,367)	(631)	1,827	(461)	1,366	282	(118)	164
Interest income			119			89			87
Interest expense			533			405			409
Income tax expense (benefit)			(215)			12			207
Depreciation and amortization			1,362			1,503			1,456
Net (loss) income attributable to H World Group Limited			(2,192)			(465)			(1,821)

Schedule of total assets for operating segments, reconciled to consolidated amounts

	As of December 31,
	2021			2022
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	45,353	17,916	63,269	43,729	17,778	61,507

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2021	2022
China	11,231	10,637
Germany	1,263	2,458
All others	291	767
Total	12,785	13,862

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2021	2022
China	33,143	31,684
Germany	13,884	13,501
All others	2,929	3,288
Total	49,956	48,473